DEBT - Debt Obligations (Details) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 10, 2021 USD ($) D	Jul. 31, 2021	Jan. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 01, 2020 $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Nov. 22, 2019 $ / shares
Debt
Bank debt obligations					$ 4,100	$ 2,418
Less: deemed fair value ascribed to conversion feature and warrants					(1,523)	(564)
Plus: accretion of implied interest					324	5
Total					2,251	406
Total debt				$ 10,451	6,351	2,824
Less: Current portion					(4,100)	(1,664)
Long-term debt				10,451	2,251	1,160
Face amount					3,450	965					$ 1,700
Commitment fee (in percent)	2.25%
Commitment fee	$ 248
Common share purchase warrants | shares								275,000
Shares per warrant | shares								1		1
Warrant exercise price (in dollars per share) | $ / shares								$ 7.55		$ 0.78		$ 1.90
Term of warrants								48 months		5 years
Interest expense					138	$ 252
Central Bank line of credit
Debt
Total					1,978
Maximum borrowing capacity			$ 1,000				$ 1,000
Senior Term Loan
Debt
Maximum borrowing capacity	6,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	$ 2,000
Number of business days prior to written notice of prepayment | D	10
Minimum prepayment advances outstanding	$ 250
Percentage of aggregate advances outstanding	25.00%
Term of of written notice of company's intention to prepay	30 days
Term of interest	12 months
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000
Central Bank Debt PPP promissory note
Debt
Total				1,665	4,100
Central Bank promissory note
Debt
Total					2,122
PPP promissory note
Debt
Total				1,665
Face amount									$ 1,700		$ 1,200
Bearing interest rate									1.00%		1.00%
Convertible debenture
Debt
Less: principal converted to common shares				(60)
Less: deemed fair value ascribed to conversion feature and warrants				1,523	1,523
Plus: accretion of implied interest				610	324
Total				2,477	2,251
Face amount				3,450	$ 3,450
Bearing interest rate											9.00%
Shares per warrant | shares											357
Warrant exercise price (in dollars per share) | $ / shares											$ 1.90
Term of warrants											3 years
Centurion debenture
Debt
Less: deemed fair value ascribed to conversion feature and warrants				(1,204)
Plus: accretion of implied interest				100
Less: net debt issuance costs				(587)
Total				8,000
Total debt				$ 6,309
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000
Bearing interest rate	9.50%
Interest rate during period		1.50%
Interest on over due interest	3.00%
LIBOR | Central Bank line of credit
Debt
Variable rate			3.50%				3.50%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%